CAPITALIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Capitalization
CAPITALIZATION

NOTE 6: CAPITALIZATION

a.	As of September 30, 2024 and December 31, 2023, the Company had 200,000,000 shares of common stock authorized and 10,196,884 and 8,401,047 shares issued and outstanding, respectively. As of September 30, 2024 and December 31, 2023, there were warrants outstanding to purchase an aggregate of 4,734,624 and 3,090,787 shares of common stock, respectively. As of September 30, 2024, these warrants are exercisable at a weighted average price of $8.75 and their weighted average remaining contractual term is 3.1 years.

b.	On June 1, 2022, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) which was amended on September 1, 2022 with a sales agent, pursuant to which the Company may offer and sell, from time to time through the sales agent, shares of the Company’s common stock, par value $0.01 per share. The issuance and sale of common stock by the Company under the ATM Agreement is being made pursuant to the Company’s effective “shelf” registration statement on Form S-3 filed with the SEC on September 1, 2022 and declared effective on September 9, 2022. In 2024, the Company sold 152,000 shares of the Company’s common stock for aggregate gross proceeds of approximately $0.4 million. The Company’s ability to issue shares under the shelf registration statement on Form S-3 is limited by General Instruction I.B.6 to Form S-3. On August 6, 2024, the Company filed a prospectus supplement to reduce the amount of shares registered under the prospectus for the ATM to $0.00 and to suspend the ATM program, but the ATM Agreement remains in full force and effect.

c.	On August 8, 2024, the Company completed a registered direct offering, pursuant to which the Company sold and issued to certain investors, including an officer of the Company, 1,643,837 shares of the Company’s common stock at a purchase price per share of $1.825. In addition, in a concurrent private placement, the Company also issued to the purchasers in the August 2024 Offering unregistered warrants to purchase 1,643,837 shares of the Company’s common stock (the “PIPE Warrants”). The PIPE Warrants are immediately exercisable at an exercise price of $1.70 per share and expire five years from the date of issuance. The total net proceeds were approximately $2.5 million, after deducting placement agent and other offering expenses in the amount of approximately $0.5 million. In September 2024, the Company filed a registration statement to register the resale by the investors of the shares of common stock issuable upon exercise of the PIPE Warrants. The registration statement was declared effective on September 20, 2024.

NOTE 7: CAPITALIZATION

a.

As of December 31, 2023 and December 31, 2022, the Company had 200,000,000 shares of common stock authorized and 8,401,047 shares of common stock issued and outstanding. As of December 31, 2023 and December 31, 2022, there were warrants outstanding to purchase an aggregate of 3,090,787 shares of common stock of the Company. As of December 31, 2023, these warrants are exercisable at a weighted average price of $12.50 and their weighted average remaining contractual term is approximately 3.0 years.

b.	On June 1, 2022, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) which was amended on September 1, 2022 with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), pursuant to which the Company may offer and sell, from time to time through Wainwright, shares of the Company’s common stock, par value $0.01 per share, for aggregate gross proceeds of up to $3.7 million. The issuance and sale of common stock by the Company under the ATM Agreement is being made pursuant to the Company’s effective “shelf” registration statement on Form S-3 filed with the SEC on September 1, 2022 and declared effective on September 9, 2022. In March 2024, The Company sold 137,836 shares of the Company’s common stock for an aggregate gross proceeds of $0.3 million. The Company’s effective “shelf” registration statement on Form S-3 is under General Instruction I.B.6 to Form S-3, or the Baby Shelf Rule.

c.	On December, 22, 2022, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), which provides that, upon the terms and subject to the conditions and limitations in the Purchase Agreement, Lincoln Park is committed to purchase up to an aggregate of $20.0 million of the Company’s shares of common stock over a 36-month period (unless extended to a 48-month period pursuant to the Purchase Agreement). The Company will control the timing and amount of sales of the Company’s shares to Lincoln Park. As consideration for Lincoln Park’s irrevocable commitment to purchase shares of the Company’s common stock upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, upon execution of the Purchase Agreement, the Company (i) issued to Lincoln Park 142,450 shares of common stock, as the initial commitment shares, and (ii) will issue additional commitment shares, of common stock equal to $125,000 divided by the arithmetic average of the ten (10) Nasdaq Official Closing Prices (as defined in the Purchase Agreement) for the common stock immediately preceding the date that the Company has sold over $10,000,000 of shares to Lincoln Park, (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction) provided that the additional commitment shares number shall be no greater than 76,220. On December 23, 2022, the Company filed a Form S-1 covering the resale of up to 4,000,000 shares of common stock comprised of (i) 142,450 initial commitment shares, (ii) up to a maximum of 76,220 additional commitment shares, and (iii) up to 3,781,330 shares of common stock reserved for issuance and sale to Lincoln Park under the Purchase Agreement. The Form S-1 was declared effective on December 30, 2022.